RESTATEMENT OF PRIOR QUARTERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Restatement to Prior Year Income [Table Text Block]
The following table sets forth the effects of the restatement on affected items within our previously reported Condensed Consolidated Statement of Operations for the three months ended March 31, 2013.

	Three Months Ended March 31, 2013
	As Reported	As Restated
Operating loss	$(1,636)	$(1,885)
Non-operating income (loss)	(3,906)	(2,753)
Net loss	(5,542)	(4,638)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)

The following table sets forth the effects of the restatement on affected items within our previously reported Consolidated Statement of Operations for the three months ended March 31, 2013, June 30, 2013 and September 30, 2013 had the adjustments been made in the corresponding quarters.

	March 31, 2013		June 30, 2013		September 30, 2013
	As Reported	As Restated	As Reported	As Restated	As Reported	As Restated
Operating loss	$(1,884,597)	$(1,884,597)	$(1,304,475)	$(1,304,475)	$(678,548)	$(678,548)
Non-operating income (loss)	(972,691)	(2,753,056)	403,590	106,876	(1,346,964)	(2,361,623)
Net loss	(2,857,288)	(4,637,653)	(900,885)	(1,197,599)	(2,025,512)	(3,040,171)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.00)	$(0.00)	$(0.00)	$(0.01)

The following table sets forth the effects of the restatement on affected items within our previously reported Consolidated Statement of Operations for the six and nine months ended June 30, 2013 and September 30, 2013, respectively had the adjustments been made in the corresponding quarters.

	June 30, 2013		September 30, 2013
	As Reported	As Restated	As Reported	As Restated
Operating loss	$(3,189,072)	$(3,189,072)	$(3,867,619)	$(3,867,619)
Non-operating loss	(569,101)	(2,646,180)	(1,916,066)	(5,007,804)
Net Loss	$(3,758,173)	$(5,835,252)	$(5,783,685)	$(8,875,423)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.01)	$(0.02)